Employee benefits (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Employee Benefits [Abstract]
Disclosure of detailed information about employee benefits [text block]
	March 31, 2025	March 31, 2024	March 31, 2023
Gratuity payable	47,201	25,132	27,733
Compensated absences	153,670	134,817	102,170
	200,871	159,949	129,903
*Represents provision based on Actuarial Valuation.

Disclosure of detailed information about costs recognized in results to increase or decrease in net defined benefit liability asset [text block]
The components of gratuity costs recognized in the consolidated income statement for the years ending March 31, 2025, 2024, and March 31, 2023 consist of the following:

	March 31, 2025	March 31, 2024	March 31, 2023
Service cost	69,828	62,318	47,050
Interest cost	27,329	21,854	13,926
Interest income	(25,511)	(20,157)	(8,788)
	71,646	64,015	52,188

Disclosure of defined benefit plans [text block]
Details of employee benefit obligation and plan asset are as follows:

	March 31, 2025	March 31, 2024
Projected benefit obligation at the end of the year	445,864	382,492
Plan assets at the end of the year	(398,663)	(357,360)
Funded status amount of liability recognised in the Balance Sheet	47,201	25,132

Disclosure of net defined benefit liability (asset) [text block]
The following table set out the status of the gratuity plan:

Change in defined benefit obligation	March 31, 2025	March 31, 2024	March 31, 2023
Projected benefit obligation at the beginning of the year	382,492	298,903	216,006
Service cost	69,828	62,318	47,050
Interest cost	27,329	21,854	13,926
Remeasurements - Actuarial (gain) / loss	7,836	21,184	47,703
Benefits paid	(41,621)	(21,767)	(25,782)
Projected benefit obligation at the end of the year	445,864	382,492	298,903

Disclosure of fair value of plan assets [text block]
Change in plan assets	March 31, 2025	March 31, 2024	March 31, 2023
Fair value of plan assets at the beginning of the year	357,360	271,170	138,180
Interest income	25,511	20,157	8,788
Employer contributions	52,884	86,289	157,682
Benefits paid	(41,621)	(21,767)	(25,342)
Return on plan assets, excluding amount recognised in net interest expense	4,529	1,511	(8,138)
Fair value of plan assets at the end of the year	398,663	357,360	271,170

Actual return on plan assets	30,040	21,668	650

Disclosure of actuarial assumptions [text block]
The principal actuarial assumptions as on March 31, 2025, 2024, and 2023 were as follows:

	March 31, 2025		March 31, 2024		March 31, 2023
Discount rate	6.65	% p.a.	7.15	% p.a.	7.30	% p.a.
Expected long term rate of return on plan assets	8%		8%		8%
Average future working lifetime	21.67 years		21.46 years		21.68 years

Disclosure of information about maturity profile of defined benefit obligation [text block]
The expected benefit payments to be made in the next few years are as under:

Year	March 31, 2025	March 31, 2024
1 Year	79,980	72,898
2 to 5 years	276,238	237,283
6 to 10 years	176,697	157,127
More than 10 years	97,318	86,437

Disclosure of detailed information about weighted average allocation of assets [text block]
Plan assets:
The Gratuity plan’s weighted-average asset allocation on March 31, 2025 and March 31, 2024, by asset category is as follows:

	March 31, 2025	March 31, 20 24
Funds managed by insurers	100%	100%

Disclosure of detailed information about gain or relating to actuarial assumptions recognized in other comprehensive income [text block]
Amount recognized in other comprehensive income for the years ending March 31, 2025, 2024, and 2023 are as follows:

	March 31, 2025	March 31, 2024	March 31, 2023
Remeasurements of the net defined benefit liability
Actuarial (gain)/loss
- Change in demographic assumptions	-	-	(4,966)
- change in financial assumptions	9,945	2,556	24,823
- experience variance	(2,109)	18,628	27,747
- return on plan assets, excluding amounts recognized in net interest expense/ income	(4,529)	(1,511)	8,179
	3,307	19,673	55,783

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity analysis for the defined benefit obligations will increase/ decrease by the amounts mentioned below if there is a variation of 100 basis points in the discount rate and salary escalation rate.

	Discount rate		Salary escalation rate
	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)	Decrease by 100 bps (₹ ‘000s)	Increase by 100 bps (₹ ‘000s)
Present Value of Defined Benefit Obligation	467,022	426,387	428,561	463,976